Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 16,059,617	$ 12,225,137
Less: accumulated depreciation	(5,545,586)	(4,328,636)
Property, plant and equipment, net	10,514,031	7,896,501
Building [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	12,813,510	9,590,058
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	2,867,046	2,339,879
Furniture, fixture and electronic equipment [Memebr]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	231,929	163,819
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 147,132	$ 131,381